Share-based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-based Compensation
23.	Share-based Compensation

(a)	Share options
Since 2015, the Group has granted share options to certain directors, executive officers and employees. The options granted are exercisable only upon the completion of an IPO or change in control. One share option represents a right to purchase one Class A ordinary share of the Group with exercise price of RMB0.0004.
The share options include both service condition and performance condition. For performance condition, employees are required to provide continued services through the satisfaction of the occurrence of change of control or an IPO (“Liquidity Event”) to retain the award since no share option would be vested prior to the occurrence of the Liquidity Event even though the service condition has been satisfied. For service condition, there are three types of vesting schedule, which are: (i) 25% of the share options shall become vested on each anniversary of the vesting commencement date for four years thereafter; (ii) 40% of the share options shall become vested on the grant date and 15% of the share options become vested on each anniversary of the vesting commencement date for four years thereafter; (iii) 85% of the share options shall become vested on the grant date and 3.75% of the share options become vested on each anniversary of the vesting commencement date for four years thereafter.
In addition to the services condition, employees are also required to provide continued service through the satisfaction of the occurrence of Liquidity Event that occurs within seven years after the vesting commencement date. If no Liquidity Event occurs prior to the seventh anniversary of the vesting commencement date, all share options, even those for which the service condition have been satisfied, shall be forfeited.
Share options granted are measured at the grant date fair value of the awards and recognized as expenses using graded vesting method, net of estimated forfeitures, if any, over the requisite service period. Given the vesting of the share options granted is contingent upon the occurrence of the Liquidity Event, there is no share-based compensation expense being recognized
.

Activities of the Group’s share options during the year ended December 31, 2020 were as follows:

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
		RMB	In Years
Outstanding as of December 31, 2019	91,138,700	0.0004	4.98
Granted	3,788,750	0.0004
Forfeited	(2,273,720)
Replacement	(92,653,730)

Outstanding as of December 31, 2020	—		—
In June 2020, the Group agreed with the participants to cancel the existing stock options granted during the period between 2015 and the first quarter of 2020 along with a concurrent grant of a replacement RSUs (“Replacement”).
After the Replacement, all share options granted during the period between 2015 and the first quarter of 2020 were replaced by 75,010,330 RSUs and 17,643,400 restricted shares. Therefore, no share options were outstanding as of December 31, 2021 and 2022.
No share-based compensation expenses were recognized for share options during the years ended December 31, 2020, 2021 and 2022. As of December 31, 2021 and 2022, there were no unrecognized share-based compensation expenses in relation to the share options granted to the Group’s employees.
The fair value of each share options granted was estimated on the date of each grant using the binomial option-pricing model with the assumptions (or ranges thereof) in the following table:

For the Year Ended December 31,
2020
Expected term (years) (i)	7
Exercise price (RMB)	0.0004
Fair value of the ordinary shares on the date of option grant (RMB)	8.36 ~ 8.53
Risk-free interest rate (ii)	3.10% ~ 3.31%
Expected dividend yield (iii)	0.00%
Expected volatility (iv)	33.35% ~ 33.56%
Notes:

(i)	Expected term is the contract life of the options.
(ii)	The risk-free interest rate of periods within the contractual life of the share option based on the market yield of US Treasury Curve adjusted with the China country risk premium.
(iii)	The dividend yield was estimated by the Company based on its expected dividend policy over the contractual term of the options.
(iv)
The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the contractual term of the options.

(b)	Restricted share units and restricted shares upon and subsequent to the Replacement
On June 28, 2020, the board of directors of the Company approved the 2019 Equity Incentive Plan (“2019 Plan”) with 161,462,100 Class A ordinary shares reserved. Options, restricted shares, RSUs, dividend equivalents, share appreciation rights and share payments may be granted under the 2019 Plan.
After the Replacement mentioned in Note 23(a), all share options granted during the period between 2015 and the first quarter of 2020 were replaced by 75,010,330 RSUs and 17,643,400 restricted shares.
The Replacement did not change the classification and vesting condition of Share-based Awards as equity instruments. No additional share-based compensation expenses were recognized as there was no incremental fair value change immediately before and after the Replacement. Therefore, the replacement awards should be accounted for in the same way as its original awards.
Additional RSUs were granted to the employees in 2020. One RSU represents a right relating to one
C
lass A ordinary share of the Group with a par value of US$0.00001 per share.
The RSUs primarily include both service and performance conditions. For service condition, vesting schedules include: (i) vesting schedules mentioned in Note 23(a); (ii) 25% of the RSUs shall become vested on the first anniversary of the vesting commencement date, and the remaining 75% of the RSUs shall become vested in equal installments on each quarterly anniversary of the vesting commencement date for three years thereafter. In addition to the services condition, employees are also required to provide continued service through the satisfaction of the occurrence of Liquidity Event that occurs within seven or ten years after the vesting commencement date. If no Liquidity Event occurs prior to the seventh or tenth anniversary of the vesting commencement date, all RSUs, even those for which the service condition has been satisfied, shall be forfeited.
The Group granted RSUs in 2020 with only performance condition and the RSUs would be vested upon the occurrence of the Liquidity Event. The Group also granted RSUs in 2020 with no conditions and the RSUs would be vested upon grant. Therefore, the share-based expenses related to such RSUs with no conditions were recognized immediately on the grant date.
The RSUs granted prior to the completion of the IPO are measured at the grant date fair value of the awards and recognized as expenses using graded vesting method, net of estimated forfeitures, if any, over the requisite service period.
Subsequent to the completion of the IPO, RSUs with only service condition to employees under 2019 Plan would be vested on a straight-line basis over the requisite service period.

Activities of the Group’s RSUs for the years ended December 31, 2020, 2021 and 2022 were as follows:

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2019	—	—
Replacement	75,010,330	4.87
Granted	39,313,515	27.70
Vested	(63,314,483)	11.66
Forfeited	(2,721,228)	11.05

Outstanding as of December 31, 2020	48,288,134	14.20

Expected to vest as of December 31, 2020	44,425,083

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2020	48,288,134	14.20
Granted	7,086,500	132.02
Vested	(18,577,032)	11.51
Forfeited	(2,937,374)	43.23

Outstanding as of December 31, 2021	33,860,228	38.75

Expected to vest as of December 31, 2021	30,900,145

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2021	33,860,228	38.75
Granted (i)	28,010,128	68.29
Vested	(19,564,802)	37.27
Forfeited	(6,309,648)	81.29

Outstanding as of December 31, 2022 (i)	35,995,906	59.72

Expected to vest as of December 31, 2022 (i)	33,116,233

Activities of the Group’s restricted share for the year ended December 31, 2020 were as follow:

	Number of restricted shares	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2019	—	—
Replacement	17,643,400	2.51
Vested	(17,643,400)	2.51

Outstanding as of December 31, 2020	—

Share-based compensation expenses amo
u
nting to RMB996,417, RMB379,948 and RMB710,486 were recognized for RSUs and restricted shares upon and subsequent to the Replacement for the years ended December 31,

2020, 2021 and 2022, respectively. As of December 31, 2022, there was RMB1,499,587 of unrecognized compensation expense relating to the RSUs and restricted shares upon and subsequent to the Replacement. Excluding the 2022 Award mentioned below, the expense is expected to be recognized over a weighted average period of 1.85 years.
For the years ended December 31, 2020, 2021 and 2022, nil, nil and 21,994 RSUs with no condition were granted to the Company’s independent directors and the RSUs were vested upon granted, respectively.

(i)	2022 Performance Based Award
In
November

2022, the board of directors of the Company granted 8.02 million RSUs to certain employees (“2022 Award”) under 2019 Plan. The 2022 Award consists of five vesting tranches with both service and performance conditions. Such employees are required to provide continued services through the achi
e
vement of the performance conditions which
are
different for each vesting tranche. The Group will recognize the compensation cost when the performance conditions become probable of achievement. As of December 31, 2022, there was RMB178,907 of unrecognized compensation expenses relating to 2022 Award as it was not considered probable of achievement. For the year ended December 31, 2022, no share-based compensation expense related to this grant was recognized.